Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss for the year	$ (45,187)	$ (160,576)	[1]
Adjustments for the following items:
Depletion and amortization	21,340	15,795
Income tax expense (recovery)	3,718	(1,610)
Accretion and decommissioning costs	427	203
Share-based payments	2,746	4,349
Provision on other long-term liabilities		7
Deferred costs on convertible debenture		47
Deferred revenue		(4,027)
Interest and financing expense (income)	(1,023)	3,058
Net charges on post-employment benefit obligations	753	(67)
Inventory write-downs	8,459	40,711
Impairment to property, plant and equipment	13,440	55,979
Loss on metals contract liability	657	20,780	[1]
Other gain on derivatives	(214)	(1,564)
Gain on government loan forgiveness	(4,277)		[1]
Changes in non-cash working capital items:
Trade and other receivables	(3,344)	(3,106)
Inventories	(2,663)	(19,946)
Prepaid expenses	(604)	(226)
Trade and other payables	4,593	(752)
Net cash used in operating activities	(1,179)	(50,945)
Investing activities
Expenditures on property, plant and equipment	(19,602)	(12,646)
Development costs on Relief Canyon Mine		(1,432)
Net cash used in investing activities	(19,602)	(14,078)
Financing activities
Repayments to Glencore pre-payment facility	(1,451)	(1,411)
Lease payments	(3,392)	(3,227)
Repayments to promissory note	(2,500)
At-the-market offerings	10,080	30,224
January bought deal public offering		24,987
Sandstorm private placements	9,816	2,478
Financing from RoyCap convertible debenture	5,109	14,911
Metals contract liability	(7,436)
Loan payable		(6,116)
Proceeds from exercise of options		172
Contribution from non-controlling interests	7,211	1,400
Net cash generated from financing activities	17,437	63,418
Effect of foreign exchange rate changes on cash	2,408	(200)
Decrease in cash and cash equivalents	(936)	(1,805)
Cash and cash equivalents, beginning of year	2,900	4,705
Cash and cash equivalents, end of year	1,964	2,900
Cash and cash equivalents consist of:
Cash	1,964	2,900
Interest paid during the year	$ 2,629	$ 1,778

[1]	Certain fiscal 2021 amounts were adjusted through changes in accounting policies (see Note 5)